S000004436 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	239 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI USA Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.08%	14.56%	13.08%
MSCI USA Extended ESG Select Index (Spliced) (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	22.73%	14.42%	12.93%
iShares ESG Optimized MSCI USA ETF
Prospectus [Line Items]
Average Annual Return, Percent		22.41%	14.15%	12.56%
Performance Inception Date					Jan. 24, 2005
iShares ESG Optimized MSCI USA ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		22.06%	13.79%	12.17%
iShares ESG Optimized MSCI USA ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		13.49%	11.30%	10.39%

[1]	Index returns through May 31, 2018 reflect the performance of the MSCI USA ESG Select Index. Index returns beginning on June 1, 2018 reflect the performance of the MSCI USA Extended ESG Select Index, which, effective as of June 1, 2018, replaced the MSCI USA ESG Select Index as the Underlying Index of the Fund.